10. INTANGIBLE ASSETS (Details) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Less: accumulated amortization	$ (925,263)	$ (586,034)
Intangible assets, net	770,882	1,110,111
CustomerContractsMember
Intangible Assets Gross	983,645	983,645
Estimated useful lives	5 years
TechnologyMember
Intangible Assets Gross	$ 712,500	$ 712,500
Estimated useful lives	5 years